Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Dec. 08, 2025	Dec. 02, 2025	Nov. 05, 2025	Sep. 26, 2025	Mar. 18, 2025	Jan. 02, 2026	Sep. 30, 2024	Dec. 31, 2026	Sep. 30, 2025	Jun. 16, 2025	Jun. 15, 2025	Jun. 13, 2025	Jun. 12, 2025	Feb. 14, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)									$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Pre-Funded Warrant
Subsequent Event [Line Items]
Estimated purchase price (in dollars per share)													$ 13.22
Estimated purchase price warrants (in dollars per share)												$ 1.000	$ 1.9109	$ 1.9109
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Number of shares issued and sold (in shares)	13,795,685
Common stock, par value (in dollars per share)	$ 0.001
Estimated purchase price (in dollars per share)	$ 13.41
Consideration received	$ 185,000
Maximum percentage ownership after exercise, upon 61 days notice	19.99%
Notice period	61 days
Subsequent Event | Private Placement | Pre-Funded Warrant
Subsequent Event [Line Items]
Estimated purchase price (in dollars per share)	$ 13.409
Estimated purchase price warrants (in dollars per share)	$ 0.001
Maximum percentage ownership after exercise	9.99%
Kelun-Biotech | CR-001 | License Agreement Terms | Subsequent Event
Subsequent Event [Line Items]
Consideration transferred, period		30 days
Development milestone payment		$ 30,000
Kelun-Biotech | CR-001 | License Agreement Terms | Subsequent Event | Forecast
Subsequent Event [Line Items]
Consideration transferred						$ 20,000
Combination study approval payment								$ 5,000
Kelun-Biotech | SKB105 | License Agreement Terms | Subsequent Event
Subsequent Event [Line Items]
Consideration transferred, period		30 days
Development milestone payment		$ 345,000
Sale based milestone payment		$ 902,500
Mid-single digits to low-double digits royalty payment, period		18 months
Low-single digits to low-double digits royalty payment, period		24 months
Kelun-Biotech | SKB105 | License Agreement Terms | Subsequent Event | Forecast
Subsequent Event [Line Items]
Consideration transferred						$ 80,000
Paragon Option Agreements | Paragon Therapeutics | CR-002 | License Agreement Terms
Subsequent Event [Line Items]
Non-refundable milestone payments				$ 46,000			$ 46,000
Paragon Option Agreements | Paragon Therapeutics | CR-002 | License Agreement Terms | Subsequent Event
Subsequent Event [Line Items]
Non-refundable milestone payments			$ 46,000
Paragon Option Agreements | Paragon Therapeutics | CR-001 | License Agreement Terms
Subsequent Event [Line Items]
Non-refundable milestone payments					$ 22,000		$ 22,000